Related Party Transactions (Details Narrative)		12 Months Ended
	Jan. 02, 2020 USD ($) m²	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Cost of revenue to related parties		$ (633,132)	$ (202,606)
Accounts receivable - related parties		559,465	244,764
Payments to related parties		909,651	328,567
Rent income		562,894	640,626	$ 391,784
Lease Agreement [Member]
Area of land | m²	8,640
Lease term	10 years
Linsun Smart Technology Co Ltd [Member]
Accounts receivable - related parties			92,563
Payments to related parties		2,191,458
Linsun Smart Technology Co Ltd [Member] | Lease Agreement [Member]
Annual lease payment	$ 230,000
Lease description	Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years.
Rent income	$ 89,411
Dogness Network Technology Co Ltd [Member]
Accounts receivable - related parties		559,465	$ 152,201
Payments to related parties		3,362
Guangdong Dogness Biotechnology Co., Ltd., [Member]
Payments to related parties		205,328
Collected at the Date of this Report [Member]
Accounts receivable - related parties		$ 434,098